UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06106

Pioneer Mid Cap Value Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Mid Cap Value Fund

NQ | January 31, 2018

Ticker Symbols: Class A PCGRX Class C PCCGX Class K PMCKX Class R PCMRX Class Y PYCGX

Shares		Value

	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 99.8% of Net Assets
	AUTOMOBILES & COMPONENTS - 4.6%
	Auto Parts & Equipment - 1.6%
283,131	BorgWarner, Inc.	$15,928,950
	Tires & Rubber - 3.0%
867,819	Goodyear Tire & Rubber Co.	$30,217,458
	Total Automobiles & Components	$46,146,408
	BANKS - 12.2%
	Regional Banks - 9.5%
415,245	Cathay General Bancorp	$18,162,817
534,707	Fifth Third Bancorp	17,698,802
917,263	First Horizon National Corp.	18,216,843
865,396	Huntington Bancshares, Inc.	14,002,107
1,308,763	KeyCorp	28,007,528
		$96,088,097
	Thrifts & Mortgage Finance - 2.7%
1,224,387	Radian Group, Inc.	$27,022,221
	Total Banks	$123,110,318
	CAPITAL GOODS - 6.4%
	Building Products - 1.6%
173,596	Owens Corning	$16,139,220
	Industrial Conglomerates - 1.8%
159,268	Carlisle Cos., Inc.	$18,189,998
	Industrial Machinery - 3.0%
211,402	Ingersoll-Rand Plc	$20,004,971
200,406	Timken Co.	10,531,336
		$30,536,307
	Total Capital Goods	$64,865,525
	CONSUMER DURABLES & APPAREL - 2.2%
	Apparel, Accessories & Luxury Goods - 0.8%
170,997	Tapestry, Inc.	$8,043,699
	Homebuilding - 1.4%
435,207	PulteGroup, Inc.	$13,852,639
	Total Consumer Durables & Apparel	$21,896,338

	CONSUMER SERVICES - 3.8%
	Hotels, Resorts & Cruise Lines - 3.8%
634,904(a)	Norwegian Cruise Line Holdings, Ltd.	$38,564,069
	Total Consumer Services	$38,564,069
	DIVERSIFIED FINANCIALS - 7.2%
	Asset Management & Custody Banks - 1.8%
489,185	Invesco, Ltd.	$17,674,254
	Consumer Finance - 3.7%
936,384	Synchrony Financial	$37,155,717
	Financial Exchanges & Data - 1.7%
212,716	Nasdaq, Inc.	$17,210,852
	Total Diversified Financials	$72,040,823
	ENERGY - 8.9%
	Oil & Gas Drilling - 2.5%
1,047,011	Patterson-UTI Energy, Inc.	$24,730,400
	Oil & Gas Exploration & Production - 6.4%
743,648	Cabot Oil & Gas Corp.	$19,595,125
164,863	Cimarex Energy Co.	18,497,628
319,041	Devon Energy Corp.	13,198,726
71,877	Pioneer Natural Resources Co.	13,147,022
		$64,438,501
	Total Energy	$89,168,901
	FOOD & STAPLES RETAILING - 1.1%
	Food Retail - 1.1%
368,062	Kroger Co.	$11,174,362
	Total Food & Staples Retailing	$11,174,362
	FOOD, BEVERAGE & TOBACCO - 2.0%
	Agricultural Products - 2.0%
141,303	Ingredion, Inc.	$20,296,763
	Total Food, Beverage & Tobacco	$20,296,763
	HEALTH CARE EQUIPMENT & SERVICES - 3.4%
	Health Care Facilities - 0.4%
28,956	Universal Health Services, Inc.	$3,518,154
	Health Care Supplies - 1.6%
270,503	Dentsply Sirona, Inc.	$16,449,287
Shares		Value
	Managed Health Care - 1.4%
131,269(a)	Centene Corp.	$14,077,288
	Total Health Care Equipment & Services	$34,044,729
	INSURANCE - 9.9%
	Life & Health Insurance - 4.4%
296,335	Lincoln National Corp.	$24,536,538
375,782	Unum Group	19,987,845
		$44,524,383
	Multi-line Insurance - 1.7%
283,831	Hartford Financial Services Group, Inc.	$16,677,909
	Property & Casualty Insurance - 3.8%
159,192	Hanover Insurance Group, Inc.	$18,012,575
964,614	Old Republic International Corp.	20,729,555
		$38,742,130
	Total Insurance	$99,944,422
	MATERIALS - 5.9%
	Copper - 2.1%
1,057,860(a)	Freeport-McMoRan, Inc.	$20,628,270
	Metal & Glass Containers - 1.5%
267,761(a)	Crown Holdings, Inc.	$15,543,526
	Specialty Chemicals - 2.0%
183,288	Celanese Corp., Class A	$19,824,430
	Steel - 0.3%
491,557(a)	Cleveland-Cliffs, Inc.	$3,367,166
	Total Materials	$59,363,392
	MEDIA - 2.0%
	Advertising - 2.0%
909,316	Interpublic Group of Cos., Inc.	$19,904,927
	Total Media	$19,904,927
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
	Pharmaceuticals - 4.2%
287,903(a)	Jazz Pharmaceuticals Plc	$41,958,983
	Total Pharmaceuticals, Biotechnology & Life Sciences	$41,958,983
	REAL ESTATE - 5.5%
	Hotel & Resorts REIT - 1.3%
432,897	Park Hotels & Resorts, Inc.	$12,515,052
	Industrial REIT - 1.0%
397,077	Duke Realty Corp.	$10,486,804
	Residential REIT - 1.1%
507,967	American Homes 4 Rent, Class A	$10,560,634
	Retail REIT - 0.7%
844,403	DDR Corp.	$6,856,552
	Specialized REITs - 1.4%
95,377	Digital Realty Trust, Inc.	$10,677,455
103,016	Gaming & Leisure Properties, Inc.	3,753,903
		$14,431,358
	Total Real Estate	$54,850,400
	RETAILING - 1.0%
	Apparel Retail - 1.0%
208,282	L Brands, Inc.	$10,432,845
	Total Retailing	$10,432,845
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.0%
	Semiconductors - 8.0%
356,211(a)	First Solar, Inc.	$23,926,693
388,387(a)	Microsemi Corp.	23,998,432
1,306,501(a)	ON Semiconductor Corp.	32,322,835
	Total Semiconductors & Semiconductor Equipment	$80,247,960
	SOFTWARE & SERVICES - 1.8%
	Application Software - 1.8%
422,094(a)	Verint Systems, Inc.	$17,622,425
	Total Software & Services	$17,622,425
	TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
	Communications Equipment - 2.4%
308,751(a)	Acacia Communications, Inc.	$11,396,000
713,444(a)	Finisar Corp.	12,813,454
		$24,209,454
	Technology Distributors - 1.8%
241,607	CDW Corp.	$18,069,787
	Total Technology Hardware & Equipment	$42,279,241
Shares		Value
	TELECOMMUNICATION SERVICES - 1.5%
	Integrated Telecommunication Services - 1.5%
850,720	CenturyLink, Inc.	$15,151,323
	Total Telecommunication Services	$15,151,323
	TRANSPORTATION - 2.6%
	Airlines - 2.6%
386,944(a)	United Continental Holdings, Inc.	$26,242,542
	Total Transportation	$26,242,542
	UTILITIES - 1.4%
	Multi-Utilities - 1.4%
271,150	Public Service Enterprise Group, Inc.	$14,064,551
	Total Utilities	$14,064,551
	TOTAL COMMON STOCKS
	(Cost $770,838,283)	$1,003,371,247
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $770,838,283)	$1,003,371,247
	OTHER ASSETS AND LIABILITIES - 0.2%	$2,282,928
	NET ASSETS - 100.0%	$1,005,654,175

REIT	Real Estate Investment Trust.

P
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, creditrisks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,003,371,247	$–	$–	$1,003,371,247
Total Investments in Securities	$1,003,371,247	$–	$–	$1,003,371,247

During the three months ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 2, 2018

* Print the name and title of each signing officer under his or her signature.